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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219



Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680


Signature, Place, and Date of Signing:

/s/ Robert J. Raymond      Dallas, Texas               February 13, 2012
_______________________    ________________________    _______________________
(Signature)                (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


                                REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $10,776 (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------                  -------------- --------- --------- ------------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                     VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER            TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            -------------- --------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
CREDO Pete Corp.......... COM PAR $0.10  225439207    10,776 1,150,000   SH               SOLE             1,150,000